Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000160936 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 11.85%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	11.85%	15.68%	13.76%
Russell 1000® Index	13.73	15.66	13.71

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 868,629,561
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 3,077,947
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund.
Material Fund Change Expenses [Text Block]	In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000160934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 11.62%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	11.62%	15.40%	13.48%
Investor A Shares (with sales charge)	5.75	14.16	12.84
Russell 1000® Index	13.73	15.66	13.71

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 868,629,561
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 3,077,947
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund.
Material Fund Change Expenses [Text Block]	In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000160935 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 10.73%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	10.73%	14.55%	12.78%
Investor C Shares (with sales charge)	9.78	14.55	12.78
Russell 1000® Index	13.73	15.66	13.71

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 868,629,561
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 3,077,947
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund.
Material Fund Change Expenses [Text Block]	In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BIRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 11.90%.
  For the same period, the Russell 1000® Index returned 13.73%.
What contributed to performance?
Fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery. An environmental, social and governance (“ESG”) insight that scores companies on workforce well-being and broader stakeholder practices added to returns in communication services, aligning the portfolio with firms that demonstrated strong human-capital management while digital media demand remained resilient. Text-based sentiment measures drawn from broker reports and online search trends supported successful positioning in consumer discretionary, as the Fund’s holdings there benefited from steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled in materials, as weaker commodity prices pressured these stocks. Within energy, sentiment insights that track short-term retail trading flows detracted amid sharp moves in oil prices. Finally, an ESG measure that penalizes companies with high carbon emission intensity relative to profits weighed on returns in both energy and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 5, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	11.90%	15.74%	13.81%
Russell 1000® Index	13.73	15.66	13.71

Performance Inception Date	Oct. 05, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 868,629,561
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 3,077,947
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$868,629,561
Number of Portfolio Holdings	226
Net Investment Advisory Fees	$3,077,947
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.5%
Financials	14.3%
Consumer Discretionary	11.2%
Health Care	10.9%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	5.0%
Energy	2.9%
Real Estate	2.2%
Utilities	1.3%
Materials	1.3%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.7%
Apple, Inc.	6.0%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.4%
Broadcom, Inc.	1.9%
Home Depot, Inc.	1.7%
Walmart, Inc.	1.7%
Bank of America Corp.	1.6%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund. The investment objective of the Fund is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.

Material Fund Change Name [Text Block]	On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Large Cap Core Fund.
Material Fund Change Expenses [Text Block]	In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about September 26, 2025.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports